Employee Benefit Plans (Schedule of Options Granted) (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Options outstanding (in shares)	15	17	16	15
FIS Plan amended and restated [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Options available for grant, beginning (in shares)	21	26
Options granted in period (in shares)	4	5
Options outstanding (in shares)	15	17
Options available for grant, ending (in shares)	17	21